Expense Example	Sep. 30, 2025 USD ($)
Allspring Diversified Capital Builder Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 678
Expense Example, with Redemption, 3 Years	896
Expense Example, with Redemption, 5 Years	1,131
Expense Example, with Redemption, 10 Years	1,806
Allspring Diversified Capital Builder Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	2,137
Allspring Diversified Income Builder Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	855
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	1,793
Allspring Diversified Income Builder Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	951
Expense Example, with Redemption, 10 Years	2,125
Allspring Index Asset Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	677
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	1,804
Allspring Index Asset Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	983
Expense Example, with Redemption, 10 Years	$ 2,136